COMMITMENTS AND CONTINGENCIES - Minimum Future Fees Received under Non-Cancellable Operating and Right to Use Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2015	$ 5,860
2016	4,487
2017	1,711
2018	1,489
2019	820
Total minimum future fees received	$ 14,367